FIXED ASSETS		9 Months Ended	12 Months Ended
	Dec. 19, 2024	Mar. 31, 2025	Jun. 30, 2024
Restructuring Cost and Reserve [Line Items]
FIXED ASSETS

6. FIXED ASSETS

The carrying basis and accumulated depreciation of fixed assets at March 31, 2025 and at June 30, 2024 is as follows:

		March 31,	June 30,
	Useful Lives	2025	2024
Property placed into service	40 years	$4,770,905	$856,491
Building improvements	15 years	102,186	-
Site developments	40 years	408,558	-
Vehicles	5 years	38,125	-
Computer and equipment	5 years	21,517
Furniture and fixtures	7 years	16,067	15,017
Software	3 years	6,536	6,536
Less depreciation and amortization		(113,043)	(32,886)
Total fixed assets, net		$5,250,851	853,940

The Company recorded depreciation and amortization expense of approximately $80,157 for the nine months ended March 31, 2025, and $32,886 for the year ended June 30, 2024, respectively.

5. FIXED ASSETS

The carrying basis and accumulated depreciation of fixed assets at June 30, 2024 and 2023 is as follows:

	Useful Lives	June 30, 2024	June 30, 2023
Furniture and fixtures	7 years	$15,017	$15,017
Computer and equipment	5 years	3,782	5,631
Machinery	5 years	5,000	5,000
Software	3 years	6,536	26,127
Assets/property placed into service	40 years	856,491	-
Less depreciation and amortization		(32,886)	(2,747)
Total fixed assets, net		$853,940	49,028

Awaysis Belize Limited [Member]
Restructuring Cost and Reserve [Line Items]
FIXED ASSETS

Note 5. Property and Equipment

Property and equipment are recorded at cost based on relative fair value, which establishes a new cost basis, at the Acquisition Date. The relative fair values for the acquired property and equipment are based on current market values and reproduction or replacement costs of similar assets.

Depreciation is calculated to write off items of property, plant and equipment less their estimated residual values using the straight-line method over their estimated useful lives.

Depreciation is generally recognized in profit or loss, unless the amount is included in the carrying amount of another asset. Land is not depreciated.

The estimated depreciation rate for the current and comparative years of significant items of property, plant and equipment are as follows:

Description	Years
Furniture and fixtures	7 years
Vehicles	5 years
Machinery and equipment	5 years

The estimated useful lives, residual values and depreciation methods are reviewed at the end of each year, with the effect of any changes in estimate accounted for on a prospective basis.